CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Detail Textuals) - $ / shares	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Cash Flow Statements, Captions [Line Items]
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10	$ 0.10
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares, issued	1,685,132	1,685,132	1,685,132
Common stock, shares, outstanding	1,679,500	1,679,500	1,679,500
Treasury stock, shares	5,632	5,632	5,632
Alamogordo Financial Corp.
Condensed Cash Flow Statements, Captions [Line Items]
Common stock, par value (in dollars per share)		$ 0.10	$ 0.10
Common stock, shares authorized		20,000,000	20,000,000
Common stock, shares, issued		1,685,132	1,685,132
Common stock, shares, outstanding		1,679,500	1,679,500
Treasury stock, shares		5,632	5,632